Stockholders' deficit (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders' Equity Note [Abstract]
Common Stock Reserved for Future Issuance
The Company has reserved common stock for future issuance as follows:

	March 31, 2021	December 31, 2020
Conversion of Series F Preferred Stock	34,611,100	43,507,130
Exercise of options to purchase common stock	13,150,872	7,815,442
Exercise of warrants to purchase common stock	60,874,177	59,501,978
Conversion of Notes payable	7,718,488	7,530,232
Total	116,354,637	118,354,782

The Company has reserved common stock for future issuance as follows:

	December 31, 2020	December 31, 2019
Conversion of Series E	—	1,760,903
Conversion of Series F	43,507,130	—
Exercise of options to purchase common stock	7,815,442	7,791,833
Warrants to purchase common stock	59,501,978	16,981,854
Notes payable	7,530,232	4,437,500
Total	118,354,782	30,972,090